Dividends Paid and Proposed - Summary of Dividends Paid and Proposed (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Dividends Paid and Proposed [Abstract]
Dividends proposed, declared and approved during the year	₽ 2,207	₽ 4,843	₽ 694
Dividends paid during the period	2,148	4,628	699
Dividends proposed for approval (not recognized as a liability as of December 31 )		679	2,237
Dividends payable as of December 31	₽ 0	₽ 0	₽ 0